(the “Fund”)
Ticker: BRGIX

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated May 15, 2024 to the Summary Prospectus dated April 30, 2024
Effective at the close of business on May 31, 2024, Mr. Brian Kirkpatrick, CFA, will be retiring as a Portfolio Manager of the Fund. Additionally, effective as of the close of business on June 30, 2024, Mr. Edson L. Bridges III, CFA, will be stepping down as the lead Portfolio Manager of the Fund.

Effective at the close of business on May 31, 2024, Mr. Jack J. Holmes, CFA, CAP, and Mr. Connor Pugno, CFA, will assume portfolio manager responsibilities for the Fund.

Effective at the close of business on June 30, 2024, Mr. Jack J. Holmes, CFA, CAP, will serve as the lead portfolio manager of the Fund with Mr. Connor Pugno, CFA, serving as a portfolio manager of the Fund.

1.As of June 1, 2024, the portfolio manager information disclosed in the section titled “Management” on page 6 of the Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:

Management:
Investment Adviser: Bridges Investment Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: Mr. Edson L. Bridges III, CFA, Chairman, Chief Executive Officer, and Chief Investment Officer of the Adviser, serves as the lead portfolio manager of the Fund and served in that position for the Predecessor Fund from 1997-2022. Mr. Jack J. Holmes, CFA, CAP, Chief Investment Officer and Senior Vice President of the Adviser, serves as a portfolio manager of the Fund since May 2024 and Chief Investment Officer of the Adviser beginning June 30, 2024. Mr. Connor Pugno, CFA, Senior Research Analyst of the Adviser, serves as a portfolio manager of the Fund since May 2024.

2.As of July 1, 2024, the portfolio manager information disclosed in the section titled “Management” on page 6 of the Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:

Management:
Investment Adviser: Bridges Investment Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: Mr. Jack J. Holmes, CFA, CAP, Chief Investment Officer and Senior Vice President of the Adviser, serves as the lead portfolio manager of the Fund since June 2024. Mr. Connor Pugno, CFA, Senior Research Analyst of the Adviser, serves as a portfolio manager of the Fund since May 2024.

Please retain this Supplement with your Summary Prospectus for future reference.